Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	€ 174	€ 297
Increase	43,852	(26)
Decrease	(69)	(97)
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	€ 43,957	174
Versantis
Disclosure of detailed information about intangible assets [line items]
Total purchase price			€ 46,601
Computer software [member] | Top of Range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of software and license agreements	8 years
Acquisition of Versantis
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets and goodwill	€ 43,900
Total purchase price			€ 46,600
Patents
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of software and license agreements	20 years
Gross
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	€ 1,364	1,531
Increase	43,931	127
Decrease	(398)	(294)
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	44,897	1,364
Gross | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	1,294	1,440
Increase	81	126
Decrease	(398)	(255)
Translation adjustments	0	0
Reclassification	0	(17)
Intangible assets other than goodwill Period End	977	1,294
Gross | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	70	91
Increase	281	0
Decrease	0	(21)
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	351	70
Gross | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	0
Increase	43,569	0
Decrease	0	(17)
Translation adjustments	0	0
Reclassification	0	17
Intangible assets other than goodwill Period End	43,569	0
Accumulated Depreciation and Impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	(1,190)	(1,234)
Increase	(79)	(152)
Decrease	329	197
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	(940)	(1,190)
Accumulated Depreciation and Impairment | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	(1,190)	(1,213)
Increase	(79)	(152)
Decrease	329	176
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	(940)	(1,190)
Accumulated Depreciation and Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	(21)
Increase	0	0
Decrease	0	21
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	0	0
Accumulated Depreciation and Impairment | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	€ 0	€ 0